Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenues [Abstract]
Operating Lease, Lease Income	$ 15,567	$ 1,445
Vessel revenue-related party	98,112	162,870
Vessel Revenue	113,679	164,315
Operating Expenses [Abstract]
Voyage expenses	2,788	701
Voyage expense- related party	1,729	145
Vessel operating costs	62,274	66,703
Costs and Expenses, Related Party	9,148	9,989
Charterhire expense	15,548	10,770
Vessel depreciation	39,113	40,803
General and administrative expenses	13,448	17,393
General and administrative expenses-related party	6,141	6,608
Loss / write-down on assets held for sale	35,785	11,637
Loss / write-down on assets held for sale-related party	822	404
Total operating expenses	186,796	165,153
Operating (loss) income	(73,117)	(838)
Other Income (expense) [Abstract]
Interest income	190	1,227
Income from equity investment	0	22
Income from equity investment-related party	(105,858)	70,205
Foreign exchange loss	(243)	(33)
Financial expense, net	(27,352)	(41,013)
Total other (expense) income	(133,263)	30,408
Net loss	$ (206,380)	$ 29,570
Weighted Average Number of Shares Issued, Basic	8,843	6,789
Weighted Average Number of Shares Outstanding, Diluted	8,843	6,961
Earnings Per Share, Basic	$ (23.34)	$ 4.36
Earnings Per Share, Diluted	$ (23.34)	$ 4.25